CONSOLIDATED CONDENSED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for bad debts	$ 11,156	$ 8,117	$ 1,544
Preferred stock, par value		$ 1	$ 1
Accumulated depreciation and amortization on property, plant and equipment	$ 1,087,279	$ 1,029,712	$ 970,276
Preferred stock, shares authorized		1,942,000	1,942,000
Preferred stock, shares outstanding
Common stock, par value		$ 0.16	$ 0.16
Common stock, shares authorized		280,000,000	280,000,000
Common stock, shares issued		118,968,396	117,061,203
Common stock, shares outstanding		118,968,396	117,061,203